Financial instruments - Currency Risk Exposure (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	$ (30,720)	$ (13,645)
Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	22,131	32,698
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	10,154	4,107
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(40,620)	(25,569)
Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(3,064)	(8,110)
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(19,321)	(16,771)
CAD
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(21,384)	(3,791)
Impact of 1% Strengthening in the closing exchange rate on loss before tax	(590)	(533)
CAD | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	3,141	16,992
CAD | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	5,122	323
CAD | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(13,729)	(10,583)
CAD | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(1,816)	0
CAD | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(14,102)	(10,523)
EUR
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(4,081)	(4,944)
Impact of 1% Strengthening in the closing exchange rate on loss before tax	(84)	(53)
EUR | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	15,913	14,073
EUR | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	2,740	3,020
EUR | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(18,898)	(10,230)
EUR | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(622)	(7,408)
EUR | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(3,214)	(4,399)
GBP
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(2,366)	(212)
Impact of 1% Strengthening in the closing exchange rate on loss before tax	20	(2)
GBP | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	470	379
GBP | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	469	246
GBP | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(2,154)	(490)
GBP | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(309)	0
GBP | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(842)	(347)
AUD
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(3,663)	(4,258)
Impact of 1% Strengthening in the closing exchange rate on loss before tax	(20)	(23)
AUD | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	958	569
AUD | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	793	441
AUD | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(4,529)	(3,785)
AUD | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(239)	(702)
AUD | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(646)	(781)
CHF
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	672	(440)
Impact of 1% Strengthening in the closing exchange rate on loss before tax	(10)	(8)
CHF | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	1,281	685
CHF | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	694	77
CHF | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(750)	(481)
CHF | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(36)	0
CHF | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(517)	(721)
Other
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	102	0
Impact of 1% Strengthening in the closing exchange rate on loss before tax	(8)	0
Other | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	368	0
Other | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	336	0
Other | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(560)	0
Other | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(42)	0
Other | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	$ 0	$ 0